Intangible Assets - Summary of Total Estimated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026	$ 5,543
2027	3,790
2028	1,063
Thereafter	1,197
Intangible assets, net	$ 11,593	$ 11,729